Off Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Off Balance Sheet Risk [Abstract]
Off Balance Sheet Risk

Note 13 – Off Balance Sheet Risk

Credit-related Financial Instruments

The Corporation is a party to credit-related financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit, and commercial letters of credit. Such commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet.

The Corporation’s exposure to credit loss is represented by the contractual amount of these commitments. The Corporation follows the same credit policies in making commitments as it does for on-balance-sheet instruments.

At December 31, 2011 and 2010, the following financial instruments were outstanding whose contract amounts represent credit risk:

	Contract Amount
	2011	2010
Commitments to grant loans	$16,212,000	$13,564,000
Unfunded commitments under lines of credit	$13,363,000	$12,914,000
Commercial and standby letters of credit	$1,003,000	$803,000

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The commitments for equity lines of credit may expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements. The amount of collateral obtained, if it is deemed necessary by the Corporation, is based on management’s credit evaluation of the customer.

Unfunded commitments under commercial lines of credit, revolving credit lines, and overdraft protection agreements are commitments for possible future extensions of credit to existing customers. These lines of credit are collateralized and usually do not contain a specified maturity date and may not be drawn upon to the total extent to which the Corporation is committed.

Commercial and standby letters of credit are conditional commitments issued by the Corporation to guarantee the performance of a customer to a third party. Those letters of credit are used primarily to support public and private borrowing arrangements. Essentially all letters of credit issued have expiration dates within one year. The credit risk involved is extending loan facilities to customers. The Corporation generally holds collateral supporting those commitments if deemed necessary.

Collateral Requirements - To reduce credit risk related to the use of credit-related financial instruments, the Corporation might deem it necessary to obtain collateral. The amount and nature of the collateral obtained are based on the Corporation’s credit evaluation of the customer. Collateral held varies but may include cash, securities, accounts receivable, inventory, property, plant, and equipment, and real estate.

If the counterparty does not have the right and ability to redeem the collateral or the Corporation is permitted to sell or re-pledge the collateral on short notice, the Corporation records the collateral on its balance sheet at fair value with a corresponding obligation to return it.

Legal Contingencies - Various legal claims also arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Corporation’s financial statements.